John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 7/31/2023

Consolidated Fund’s investments
As of 7-31-23 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 69.9%				$857,219,143
(Cost $857,273,304)
U.S. Government 69.9%				857,219,143
U.S. Treasury Bill	5.025	08-10-23	133,500,000	133,324,239
U.S. Treasury Bill	5.050	08-17-23	136,500,000	136,181,955
U.S. Treasury Bill	5.075	08-03-23	129,000,000	128,962,326
U.S. Treasury Bill	5.130	08-24-23	100,000,000	99,663,668
U.S. Treasury Bill	5.152	08-31-23	135,000,000	134,408,700
U.S. Treasury Bill	5.191	09-07-23	129,500,000	128,799,409
U.S. Treasury Bill	5.240	09-14-23	96,500,000	95,878,846

Total investments (Cost $857,273,304) 69.9%	$857,219,143
Other assets and liabilities, net 30.1%	368,996,063
Total net assets 100.0%	$1,226,215,206

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Australian 10-Year Bond Futures	137	Long	Sep 2023	$10,744,197	$10,702,871	$(41,326)
Brent Crude Futures	507	Long	Sep 2023	40,512,132	43,333,290	2,821,158
CAC40 Index Futures	604	Long	Aug 2023	48,772,675	49,933,766	1,161,091
Cocoa Futures	180	Long	Sep 2023	5,391,627	6,232,466	840,839
Cocoa Futures	45	Long	Dec 2023	1,561,684	1,561,582	(102)
Coffee ’C’ Futures	48	Long	Sep 2023	3,215,472	2,982,600	(232,872)
Corn Futures	185	Long	Dec 2023	4,940,174	4,738,313	(201,861)
Cotton No. 2 Futures	201	Long	Dec 2023	8,296,090	8,517,375	221,285
DAX Index Futures	105	Long	Sep 2023	46,992,536	47,757,972	765,436
Euro STOXX 50 Index Futures	1,111	Long	Sep 2023	53,083,922	54,896,471	1,812,549
Euro-BOBL Futures	64	Long	Sep 2023	8,110,494	8,153,579	43,085
FTSE 100 Index Futures	531	Long	Sep 2023	51,685,719	52,370,157	684,438
Gas Oil Futures	475	Long	Sep 2023	36,712,324	41,325,000	4,612,676
Gasoline RBOB Futures	395	Long	Sep 2023	43,269,727	48,187,314	4,917,587
Hard Red Winter Wheat Futures	290	Long	Sep 2023	12,170,077	11,781,250	(388,827)
Long Gilt Futures	153	Long	Sep 2023	18,767,532	18,877,350	109,818
Nasdaq 100 E-Mini Index Futures	129	Long	Sep 2023	38,879,848	40,912,350	2,032,502
Nikkei 225 Index Futures	314	Long	Sep 2023	71,334,528	73,409,764	2,075,236
NY Harbor ULSD Futures	266	Long	Sep 2023	30,176,107	33,476,898	3,300,791
Silver Futures	201	Long	Sep 2023	23,100,160	25,004,400	1,904,240
Soybean Futures	523	Long	Nov 2023	33,190,095	34,805,650	1,615,555
Soybean Meal Futures	322	Long	Dec 2023	12,130,667	12,738,320	607,653
Soybean Oil Futures	282	Long	Dec 2023	9,466,720	10,160,460	693,740
Sugar No. 11 (World) Futures	668	Long	Oct 2023	18,421,688	18,060,582	(361,106)
Topix Index Futures	274	Long	Sep 2023	43,309,907	44,913,929	1,604,022
U.S. Dollar Index Futures	201	Long	Sep 2023	20,671,611	20,431,650	(239,961)
WTI Crude Futures	419	Long	Aug 2023	31,732,095	34,307,720	2,575,625
10-Year U.S. Treasury Note Futures	676	Short	Sep 2023	(76,675,922)	(75,363,438)	1,312,484
2-Year U.S. Treasury Note Futures	1,304	Short	Oct 2023	(267,597,204)	(264,824,063)	2,773,141
30-Year U.S. Treasury Bond Futures	185	Short	Sep 2023	(23,604,366)	(23,072,969)	531,397
3-Month EURIBOR Futures	2,488	Short	Jun 2024	(661,811,081)	(659,032,765)	2,778,316
3-Month EURIBOR Futures	193	Short	Dec 2024	(51,323,420)	(51,340,228)	(16,808)
3-Month SOFR Index Futures	1,809	Short	Sep 2024	(436,440,020)	(430,428,938)	6,011,082
3-Month SOFR Index Futures	824	Short	Mar 2025	(197,804,506)	(197,543,700)	260,806
3-Month SONIA Index Futures	376	Short	Sep 2024	(115,523,969)	(113,764,839)	1,759,130
3-Month SONIA Index Futures	27	Short	Mar 2025	(8,206,140)	(8,206,100)	40
5-Year U.S. Treasury Note Futures	1,015	Short	Oct 2023	(110,329,175)	(108,493,984)	1,835,191
Canadian 10-Year Bond Futures	387	Short	Sep 2023	(35,960,502)	(35,282,403)	678,099
Dow Jones Industrial Average E-Mini Index Futures	419	Short	Sep 2023	(72,014,973)	(74,781,025)	(2,766,052)
Electrolytic Copper Futures	40	Short	Sep 2023	(8,629,065)	(8,830,540)	(201,475)
Euro-Bund Futures	395	Short	Sep 2023	(57,853,370)	(57,758,164)	95,206
Euro-Schatz Futures	3,752	Short	Sep 2023	(434,027,941)	(433,346,718)	681,223
Gold 100 Oz Futures	81	Short	Dec 2023	(16,222,284)	(16,225,110)	(2,826)
Hang Seng Index Futures	362	Short	Aug 2023	(44,996,499)	(47,122,265)	(2,125,766)
Natural Gas Futures	805	Short	Aug 2023	(20,696,900)	(21,268,100)	(571,200)
Primary Aluminum Futures	209	Short	Sep 2023	(11,912,588)	(11,849,569)	63,019
Russell 2000 E-Mini Index Futures	491	Short	Sep 2023	(46,455,453)	(49,433,880)	(2,978,427)
S&P 500 E-Mini Index Futures	56	Short	Sep 2023	(12,347,327)	(12,920,600)	(573,273)
Wheat Futures	523	Short	Dec 2023	(17,725,634)	(18,095,800)	(370,166)
Zinc Futures	129	Short	Sep 2023	(8,296,955)	(8,272,996)	23,959
						$42,130,371
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	79,625,000	USD	54,405,501	BOA	9/22/2023	—	$(823,740)
CAD	164,837,000	USD	124,765,361	BOA	9/22/2023	$327,836	—
CHF	75,523,000	USD	88,112,171	BOA	9/22/2023	—	(1,017,453)
EUR	104,525,000	USD	116,388,488	BOA	9/22/2023	—	(1,167,355)
GBP	158,101,000	USD	200,315,271	BOA	9/22/2023	2,628,616	—
JPY	9,189,484,000	USD	66,756,587	BOA	9/22/2023	—	(1,627,764)
MXN	1,028,049,000	USD	58,509,033	BOA	9/22/2023	2,299,873	—
NZD	45,898,000	USD	28,399,340	BOA	9/22/2023	109,744	—
USD	95,250,099	AUD	140,658,000	BOA	9/22/2023	597,624	—
USD	148,724,874	CAD	197,617,000	BOA	9/22/2023	—	(1,244,745)
USD	140,898,785	CHF	126,209,000	BOA	9/22/2023	—	(4,648,097)
USD	200,403,058	EUR	183,775,000	BOA	9/22/2023	—	(2,177,796)
USD	59,268,236	GBP	45,704,000	BOA	9/22/2023	601,007	—
USD	144,172,131	JPY	20,147,474,000	BOA	9/22/2023	1,380,516	—
USD	1,236,302	MXN	21,517,000	BOA	9/22/2023	—	(36,425)
USD	38,700,879	NZD	62,556,000	BOA	9/22/2023	—	(155,155)
						$7,945,216	$(12,898,530)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2023, the net assets of the subsidiary were $83,142,130 representing 6.8% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$857,219,143	—	$857,219,143	—
Total investments in securities	$857,219,143	—	$857,219,143	—
Derivatives:
Assets
Futures	$53,202,419	$53,202,419	—	—
Forward foreign currency contracts	7,945,216	—	$7,945,216	—
Liabilities
Futures	(11,072,048)	(8,946,282)	(2,125,766)	—
Forward foreign currency contracts	(12,898,530)	—	(12,898,530)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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